CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest expense	$ (274.9)	$ (109.5)	$ (96.5)
Operating income	1,002.9	910.4	990.9
Net sales	8,505.7	6,011.6	5,808.3
Reimbursement Revenue	174.4	0.0	0.0
Revenues	8,680.1	6,011.6	5,808.3
Cost of sales	5,602.4	3,808.5	3,585.1
Cost of Reimbursable Expense	174.4	0.0	0.0
Cost of Revenue	5,776.8	3,808.5	3,585.1
Gross profit	2,903.3	2,203.1	2,223.2
Selling, general and administrative expenses	1,622.0	1,198.2	1,128.8
Amortization of intangibles and other assets	164.5	76.7	81.7
Restructuring and other special charges	113.9	17.8	21.8
Equity method income, net	10.0	14.3	16.9
Investment income	1.9	1.1	2.2
Other, net	(7.8)	10.4	2.1
Earnings before income taxes	732.1	826.7	915.6
Provision for income taxes	294.1	314.1	340.2
Net earnings	438.0	512.6	575.4
Less: Net earnings attributable to the noncontrolling interest	1.1	1.4	1.6
Net earnings attributable to Laboratory Corporation of America Holdings	$ 436.9	$ 511.2	$ 573.8